Pensions and Other Benefit Plans (Details 10) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	$ 13,736	$ 13,433
Qualified Plans [Member] | U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	9,132	8,815
Projected benefit obligation	10,283	8,460
Accumulated benefit obligation	9,147	7,561
Qualified Plans [Member] | U.S. retirement plans [Member] | Over/Under Funded Status [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(1,151)	355
Accumulated benefit obligation	(15)	1,254
Non Qualified Plans [Member] | U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Projected benefit obligation	1,155	955
Accumulated benefit obligation	903	761
Non Qualified Plans [Member] | U.S. retirement plans [Member] | Over/Under Funded Status [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(1,155)	(955)
Accumulated benefit obligation	(903)	(761)
Funded Plans [Member] | International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	4,604	4,618
Projected benefit obligation	5,626	5,215
Accumulated benefit obligation	5,078	4,489
Funded Plans [Member] | International retirement plans [Member] | Over/Under Funded Status [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(1,022)	(597)
Accumulated benefit obligation	(474)	129
Unfunded Plans [Member] | International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets	0	0
Projected benefit obligation	360	363
Accumulated benefit obligation	324	323
Unfunded Plans [Member] | International retirement plans [Member] | Over/Under Funded Status [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(360)	(363)
Accumulated benefit obligation	$ (324)	$ (323)